FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

4. FINANCIAL INSTRUMENTS

All financial instruments are initially measured at fair value plus or minus transaction costs (in case of a financial asset or financial liability not at fair value through profit or loss). Subsequent measurements are designed either at amortized costs or fair value (gains and losses are either recognized in profit or loss (fair value through profit or loss, FVTPL), or recognized in other comprehensive income (fair value through other comprehensive income, FVTOCI)).

Fair Value

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

The Company's financial instruments are accounted for as follows under IFRS 9:

FINANCIAL ASSETS:	CLASSIFICATION
Cash and cash equivalents	FVTPL
Receivables (excluding tax receivables)	Amortized cost, less any impairment
Loan receivable	Amortized cost, less any impairment
Restricted cash, long-term	Amortized cost, less any impairment
FINANCIAL LIABILITIES:	CLASSIFICATION
Trade and other payables	Other financial liabilities, measured at amortized cost
Due to related parties	Other financial liabilities, measured at amortized cost
Lease liability	Other financial liabilities, measured at amortized cost
Convertible debt facility - host liability	Other financial liabilities, measured at amortized cost
Convertible debt facility - derivative component	FVTPL
Equipment financing liability	Other financial liabilities, measured at amortized cost

The following table summarizes the Company's financial instruments classified as FVTPL as at December 31, 2022 and 2021:

	Level	December 31, 2022	December 31, 2021
FINANCIAL ASSETS:

Cash and cash equivalents	1	$15,919,518	$14,337,078

	Level	December 31, 2022	December 31, 2021
FINANCIAL LIABILITIES:

Convertible debt facility - derivative component	3	$1,585,000	$-

Fair value estimates of all financial instruments are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Lease liability, non-derivative host liability of the convertible debt and equipment financing liabilities are initially measured at the present value of the payments to be made over the lease or financing term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. These liabilities are subsequently recorded at amortized cost using effective interest method. For restricted cash, lease liabilities, equipment financing liability and non-derivative host liability of convertible debt, the carrying values approximate their fair values at the period end because the interest rates used to discount host contracts approximate market interest rates. The non-derivative host liability related to the convertible debt facility is initially measured at fair value and is carried at amortized cost using the effective interest rate method. That liability is accreted to the face value over the loan term. The carrying values of other financial assets, trade and other payables and due to related parties approximate their fair values due to the short-term nature of these items.

A summary of the Company's risk exposures as it relates to financial instruments are reflected below:

i) Credit Risk

Credit risk is the risk of loss associated with a counter-party's inability to fulfill its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value amount carried on the consolidated statements of financial position.

a. Cash and cash equivalents - Cash and cash equivalents are held with major Canadian and U.S. banks and other financial institutions, and therefore the risk of loss is minimal.

b. Receivables and restricted cash - these financial assets are immaterial and therefore the risk of loss is minimal.

ii) Liquidity Risk

The Company's approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities as they become due. The Company intends on securing further financing to ensure that the obligations are properly discharged.

iii) Market Risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates, commodity prices and/or stock market movements (price risk).

a. Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates. The Company has interest-bearing assets, where the risk is limited to potential decreases on the interest rate offered on cash and cash equivalents held with a chartered Canadian and US financial institutions. The Company's significant financial instruments valued using fluctuating risk-free interest rates is the derivative component of the convertible debt facility. The Company's operating cash flows are mostly independent of changes in market interest rates. Management considers this risk immaterial.

b. Share Price Risk

At each reporting period, the convertible debt derivative liability is fair valued using the Finite Difference Method. The Company's share price is a key assumption used in this valuation, hence share price fluctuations can meaningfully impact the value of the derivative liability.

c. Foreign Exchange Risk

The Company is exposed to currency fluctuations given that most of its expenditures are incurred in the US dollars and its convertible debt facility is denominated in the US dollars. To manage this risk and mitigate its exposure to exchange rates fluctuation, the Company holds most of its cash and short-term investments in USD (see Note 5).

During the year ended December 31, 2022, the Company recognized a net foreign exchange income of $587,211. Based on the Company's net foreign currency exposure at December 31, 2022, depreciation or appreciation of US dollar against the Canadian dollar would have resulted in the following increase or decrease in the Company's net loss:

At December 31, 2022	Possible exposure*	Impact on net loss	Impact on net loss
US dollar	+/-5%	$1,243,078	$(1,243,078)

*Possible exposure is based on management's best estimate of the reasonably possible fluctuations of foreign exchange rates in the next twelve months.